Significant Accounting Policies - Schedule of Estimated Useful Lives (Detail)	12 Months Ended
Dec. 31, 2018
Aircraft components and engines [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	Useful life of fleet associated with component or engines
Rotable parts [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	Useful life of fleet associated
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	Lesser of remaining lease term and estimated useful life of the leasehold improvement
Bottom of Range [member] | Aircraft [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	10 years
Bottom of Range [member] | Aircraft major overhaul repairs [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	4 years
Bottom of Range [member] | Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	20 years
Bottom of Range [member] | Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	2 years
Bottom of Range [member] | Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	2 years
Top of Range [member] | Aircraft [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	30 years
Top of Range [member] | Aircraft major overhaul repairs [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	12 years
Top of Range [member] | Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	50 years
Top of Range [member] | Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	10 years
Top of Range [member] | Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	15 years